Note 5 - Equity (Tables)	3 Months Ended
Mar. 31, 2018
Notes Tables
Schedule of Stockholders Equity [Table Text Block]
	Ordinary shares	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive loss	Noncontrolling interests	Total equity

Balances at January 1, 2018 (audited)	2	151,147	(123,891)	(182)	960	28,036
Share-based compensation	-	4,199	-	-	2	4,201
Foreign currency translation gain (loss)	-	-	-	(96)	31	(65)
Net loss	-	-	(13,656)	-	(425)	(14,081)

Balances at March 31, 2018 (unaudited)	2	155,346	(137,547)	(278)	568	18,091

Balances at January 1, 2017 (audited)	2	44,369	(32,128)	(91)	147	12,299
Issuance of ordinary shares	-	89,443	-	-	-	89,443
Foreign currency translation gain (loss)	-	-	-	(5)	1	(4)
Net loss	-	-	(47,396)	-	(316)	(47,712)

Balances at March 31, 2017 (unaudited)	2	133,812	(79,524)	(96)	(168)	54,026